Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Share-based Payment Award, Stock Options, Valuation Assumptions	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Minimum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	0.91%	0.44%	0.44%	0.58%	0.89%
Weighted-average expected life (years)	3 years 281 days	3 years 281 days	3 years 292 days	3 years 292 days	3 years 292 days
Volatility	65.50%	77.70%	78.00%	86.00%	73.00%
Maximum [Member]
Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Share-based Payment Award, Stock Options, Valuation Assumptions [Line Items]
Risk-free interest rate	2.78%	0.74%	0.74%	0.83%	2.17%
Weighted-average expected life (years)	6 years	4 years 211 days	4 years 219 days	4 years 219 days	4 years 219 days
Volatility	80.60%	84.30%	88.00%	93.00%	92.00%